Risks - Range of contracted obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risks
Loans & borrowings	€ 34,940	€ 58,867	€ 76,931
Lease liabilities	8,425	8,732	8,519
Trade payables	23,348	21,196	23,230
Other liabilities	503
Other current liabilities		965	339
Total	67,216	89,760	109,019
Less than 1 year
Risks
Loans & borrowings	10,953	23,858	18,156
Lease liabilities	2,931	2,895	3,080
Trade payables	23,348	21,196	23,230
Other liabilities	503
Other current liabilities		650	339
Total	37,735	48,599	44,805
2 to 3 years
Risks
Loans & borrowings	14,966	19,668	35,131
Lease liabilities	3,657	3,010	2,725
Trade payables	0	0	0
Other liabilities	0
Other current liabilities		315	0
Total	18,623	22,993	37,856
4-5 years
Risks
Loans & borrowings	3,637	8,257	15,017
Lease liabilities	1,601	1,951	1,289
Trade payables	0	0	0
Other liabilities	0
Other current liabilities		0	0
Total	5,238	10,208	16,306
More than 5 years
Risks
Loans & borrowings	5,384	7,084	8,627
Lease liabilities	236	876	1,425
Trade payables	0	0	0
Other liabilities	0
Other current liabilities		0	0
Total	€ 5,620	€ 7,960	€ 10,052